Segment reporting (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of segment reporting [Line Items]
Revenue	₨ 21,546,885	$ 311,500	₨ 20,685,613	₨ 18,432,020
One Customer of Data center-centric IT services [Member]
Disclosure of segment reporting [Line Items]
Revenue			₨ 2,261,482
More Than [Member]
Disclosure of segment reporting [Line Items]
Percentage of entity's revenue	10.00%	10.00%